2. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following at December 31:

	USEFUL LIVES	2013	2012

Furniture and Fixtures	5 years	$1,060,084	$955,673
Leasehold Improvements	5 years	4,084	4,084
		1,064,168	959,757
Less Accumulated Depreciation		596,035	378,190
		$466,772	$581,567

Depreciation expense for the years ended December 31, 2013 and 2012 was $219,206 and $183,825, respectively.